UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2008




ITEM 1. SCHEDULE OF INVESTMENTS.


Burnham Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                  NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  74.98%
(PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY  4.80%
AUTO MANUFACTURERS  0.78%
     * Ford Motor Co.(a)                            115,000       $     598,000
                                                                  --------------
RESTAURANTS  4.02%
       McDonalds Corp.(e)                            50,000           3,085,000
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY (COST: $1,756,087)                       3,683,000
                                                                  --------------
CONSUMER STAPLES  7.31%
HOUSEHOLD PRODUCTS  1.81%
       The Procter & Gamble Co.                      20,000           1,393,800
                                                                  --------------
PACKAGED FOOD & MEATS  1.79%
     * The Hain Celestial Group, Inc.(a)             50,000           1,376,500
                                                                  --------------
SOFT DRINKS  3.71%
       PepsiCo, Inc.                                 40,000           2,850,800
                                                                  --------------
TOTAL CONSUMER STAPLES (COST: $3,627,417)                             5,621,100
                                                                  --------------
ENERGY  30.33%
ENERGY-ALTERNATE SOURCES  1.40%
     * Suntech Power Holdings Co., Ltd. - ADR(a)     30,000           1,076,100
                                                                  --------------
INTEGRATED OIL & GAS  12.56%
       Chevron Corp.                                 20,000           1,649,600
       ConocoPhillips                                10,000             732,500
       Exxon Mobil Corp.                             80,000           6,212,800
       Petroleo Brasileiro SA - ADR                  24,000           1,054,800
                                                                  --------------
                                                                      9,649,700
                                                                  --------------
OIL & GAS - DRILLING  1.43%
     * Transocean Inc.                               10,000            1,098,400
                                                                  --------------
OIL & GAS - EQUIPMENT & SERVICES  0.98%
     * National Oilwell Varco, Inc.                  15,000             753,450
                                                                  --------------
OIL & GAS - EXPLORATION & PRODUCTION  7.08%
       Chesapeake Energy Corp.                       50,000           1,793,000
       Devon Energy Corp.                            40,000           3,648,000
                                                                  --------------
                                                                      5,441,000
                                                                  --------------
OIL & GAS - REFINING & MARKETING  0.55%
     * Clean Energy Fuels Corp.(a)                   30,000             424,500
                                                                  --------------
OIL & GAS - STORAGE & TRANSPORTATION  6.33%
       Eagle Rock Energy Partners, L.P.(a)           50,000             526,500
     * Kinder Morgan Management, LLC                 40,003           1,968,171
       The Williams Companies, Inc.                 100,000           2,365,000
                                                                  --------------
                                                                      4,859,671
                                                                  --------------
TOTAL ENERGY (COST: $13,696,437)                                     23,302,821
                                                                  --------------

                                                  NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES  4.92%
CONSUMER FINANCE  3.46%
       American Express Co.                          75,000       $   2,657,250
                                                                  --------------
LIFE & HEALTH INSURANCE  1.46%
       MetLife, Inc.(a)                              20,000           1,120,000
                                                                  --------------
TOTAL FINANCIAL SERVICES (COST: $1,762,717)                           3,777,250
                                                                  --------------
INDUSTRIALS  5.83%
AEROSPACE & DEFENSE  1.56%
       United Technologies Corporation               20,000           1,201,200
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT  1.02%
     * Thomas & Betts Corp.                          20,000             781,400
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES  1.53%
     * Stericycle, Inc.                              20,000           1,178,200
                                                                  --------------
RAILROADS  1.72%
       Norfolk Southern Corp.                        20,000           1,324,200
                                                                  --------------
TOTAL INDUSTRIALS (COST: $4,163,367)                                  4,485,000
                                                                  --------------
INFORMATION TECHNOLOGY    11.75%
COMPUTER HARDWARE  5.64%
     * Apple Inc.                                    30,000           3,409,800
       Hewlett-Packard Co.                           20,000             924,800
                                                                  --------------
                                                                      4,334,600
                                                                  --------------
INTERNET SOFTWARE & SERVICES  3.13%
     * Google Inc.                                    6,000           2,403,120
                                                                  --------------
SYSTEMS SOFTWARE  2.98%
       Microsoft Corp.                               40,000           1,067,600
     * Oracle Corp.                                  60,000           1,218,600
                                                                  --------------
                                                                      2,286,200
                                                                  --------------
TOTAL INFORMATION TECHNOLOGY (COST: $6,798,349)                       9,023,920
                                                                  --------------
MATERIALS  6.09%
DIVERSIFIED METALS & MINING  2.22%
       Freeport-McMoran Copper & Gold Inc.           30,000           1,705,500
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS  3.87%
       Monsanto Co.                                  30,000           2,969,400
                                                                  --------------
TOTAL MATERIALS (COST: $3,301,346)                                    4,674,900
                                                                  --------------
TELECOMMUNICATIONS SERVICES  2.34%
INTEGRATED TELECOMMUNICATIONS SERVICES  2.34%
       AT&T Inc.                                     30,000             837,600
       Verizon Communications Inc.                   30,000             962,700
                                                                  --------------
                                                                      1,800,300
                                                                  --------------
TOTAL TELECOMMUNICATIONS SERVICES
(COST: $1,890,228)                                                    1,800,300
                                                                  --------------


SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  1

Burnham Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                  NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES  1.61%
INDIVIDUAL POWER PRODUCERS &
 ENERGY TRADERS  1.61%
     * NRG Energy, Inc.                              50,000       $   1,237,500
                                                                  --------------
TOTAL UTILITIES (COST: $993,697)                                      1,237,500
                                                                  --------------
TOTAL COMMON STOCKS (COST: $37,989,645)                              57,605,791
                                                                  --------------
EXCHANGE TRADED FUND  3.87%
     * SPDR Gold Trust                               35,000           2,977,450
                                                                  --------------
TOTAL EXCHANGE TRADED FUND (COST: $2,871,084)                         2,977,450
                                                                  --------------
REGISTERED INVESTMENT COMPANY  2.00%
       The China Fund, Inc.                          57,534           1,533,281
                                                                  --------------
TOTAL REGISTERED INVESTMENT COMPANY
  (COST: $1,508,009)                                                  1,533,281
                                                                  --------------
                                                    FACE
                                                   VALUE
                                                -----------
SHORT-TERM INSTRUMENTS(b)  23.87%
(PERCENTAGE OF NET ASSETS)
U.S. TREASURY OBLIGATION  10.40%
       U.S. Treasury Bill
       0.80%, 12/18/08                           $8,000,000           7,986,133
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATION (COST: $7,986,133)                     7,986,133
                                                                  --------------
INVESTMENT TRUST  5.77%
       Securities Lending Investment Fund,
       a series of the Brown Brothers
       Investment Trust(c,d)                      4,436,587           4,436,587
                                                                  --------------
TOTAL INVESTMENT TRUST (COST: $4,436,587)                             4,436,587
                                                                  --------------
TIME DEPOSIT  7.70%
       Citibank
       3.57%, 10/01/08                            5,911,604           5,911,604
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $5,911,604)                                 5,911,604
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $18,334,324)                                                  18,334,324
                                                                  --------------

TOTAL INVESTMENTS 104.72%
(COST $60,703,062)                                                $  80,450,846

CALL OPTIONS WRITTEN (0.02)%
(PREMIUMS RECEIVED $19,600)                                             (19,500)

LIABILITIES, LESS CASH AND OTHER ASSETS (4.70)%                      (3,608,767)
                                                                  --------------
NET ASSETS  100.00%                                               $  76,822,579
                                                                  ==============

                                                  NUMBER OF
                                                  CONTRACTS           VALUE
--------------------------------------------------------------------------------
CALL OPTION WRITTEN  (0.02)%
       McDonalds Corp. Calls
       @ 65 due Dec 08                               100          $     (19,500)
                                                                  --------------
TOTAL TOTAL CALL OPTION WRITTEN
(PREMIUMS RECEIVED: $19,600)                                      $     (19,500)
                                                                  ==============


FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2008, BASED ON SECURITIES OWNED WAS $60,703,062. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2008 WAS $22,261,794 AND ($2,514,010), RESPECTIVELY.

*    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A    ALL OR A PORTION OF SECURITY OUT ON LOAN.
B INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 18.10%.
C REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.
D SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.
E    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.
ADR - AMERICAN DEPOSITORY RECEIPT.

2  BURNHAM FUND                                  SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Financial Services Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                  NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  95.98%
(PERCENTAGE OF NET ASSETS)
BANKS  21.96%
BANKS - REGIONAL  21.96%
       Alliance Financial Corp.                     118,874       $   2,734,102
       Bancorp Rhode Island, Inc.                    46,738           1,343,717
     * Connecticut Bank & Trust Co.                  59,700             304,470
     * Guaranty Bancorp                             419,211           2,557,187
       National City Corp.(f)                       172,500             301,875
       PacWest Bancorpf                              30,000             857,700
       Porter Bancorp, Inc.                         125,000           2,223,750
       Sterling Bancorp                             100,000           1,446,000
       TCF Financial Corp.(f)                        25,000             450,000
       Webster Financial Corp.(f)                    23,700             598,425
                                                                  --------------
                                                                     12,817,226
                                                                  --------------
TOTAL BANKS (COST: $15,204,023)                                      12,817,226
                                                                  --------------
DIVERSIFIED FINANCIALS  47.80%
ASSET MANAGEMENT & CUSTODY BANKS  6.27%
        Ameriprise Financial, Inc.(f)                50,000           1,910,000
        Invesco Ltd.(f)                              40,600             851,788
        Janus Capital Group Inc.(f)                  25,000             607,000
        Och-Ziff Capital Management Group,
         Class A(f)                                  25,000             292,250
                                                                  --------------
                                                                      3,661,038
                                                                  --------------
CONSUMER FINANCE  1.59%
     * SLM Corp.(f)                                  75,000             925,500
                                                                  --------------
INVESTMENT BANKING & BROKERAGE  5.28%
       Charles Schwab Corp.(f)                       50,000           1,300,000
       Merrill Lynch & Co., Inc.(f)                  25,000             632,500
       Morgan Stanley(f)                             50,000           1,150,000
                                                                  --------------
                                                                      3,082,500
                                                                  --------------
LIFE & HEALTH INSURANCE  2.40%
       MetLife, Inc.(f)                              25,000           1,400,000
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  11.27%
       Citigroup Inc.(f)                            150,000           3,076,500
       JPMorgan Chase & Co.(f)                       75,000           3,502,500
                                                                  --------------
                                                                      6,579,000
                                                                  --------------
PROPERTY & CASUALTY INSURANCE  4.84%
       Assured Guaranty Ltd.(a,f)                    80,000           1,300,800
     * CRM Holdings, Ltd.                           359,937             971,830
       The Chubb Corporation(f)                      10,000             549,000
                                                                  --------------
                                                                      2,821,630
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS  15.65%
       American Capital Agency Corp.(f)             231,750           4,013,910
       Annaly Capital Management, Inc.(f)           150,000           2,017,500
       Anworth Mortgage Asset Corp.(f)               40,000             236,800
       MFA Mortgage Investments, Inc.(f)            440,873           2,865,674
                                                                  --------------
                                                                      9,133,884
                                                                  --------------

                                                  NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
UNREGISTERED INVESTMENT COMPANY  0.50%
        Peregrine Holdings Ltd.(c,4,5)              275,000       $     293,974
                                                                  --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $33,484,638)                     27,897,526
                                                                  --------------
THRIFTS & MORTGAGE FINANCE  26.22%
THRIFTS & MORTGAGE FINANCE  26.22%
       Bank of Atlanta(c,5)                         228,572           1,195,432
       Beacon Federal Bancorp, Inc.                  60,750             535,208
     * Chicopee Bancorp, Inc.                        69,654             913,164
       Citizens South Banking Corp., Inc.           233,001           1,637,997
     * Investors Bancorp, Inc.(f)                    35,000             526,750
       Northeast Community Bancorp, Inc.             50,000             400,000
       Parkvale Financial Corp.                      17,024             268,128
       People's United Financial, Inc.(f)           200,000           3,850,000
       TFS Financial Corp.                          350,000           4,382,000
       Willow Financial Bancorp, Inc.               174,154           1,591,768
                                                                  --------------
                                                                     15,300,447
                                                                  --------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $17,545,797)                                                  15,300,447
                                                                  --------------
TOTAL COMMON STOCKS (COST: $66,234,458)                              56,015,199
                                                                  --------------
                                                    FACE
                                                   VALUE
                                                -----------
SHORT-TERM INSTRUMENTS(b)  9.85%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT  0.17%
       Eastern Bank
       4.20%, 11/28/08                           $  100,000             100,000
                                                                  --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                  --------------
INVESTMENT TRUST  0.14%
       Securities Lending Investment Fund,
       a series of the Brown Brothers
       Investment Trust(d,e)                         79,200              79,200
                                                                  --------------
TOTAL INVESTMENT TRUST (COST: $79,200)                                   79,200
                                                                  --------------
TIME DEPOSIT  9.54%
       Citibank
       3.57%, 10/01/08                            5,566,093           5,566,093
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $5,566,093)                                 5,566,093
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $5,745,293)                       5,745,293
                                                                  --------------

TOTAL INVESTMENTS 105.83%
(COST $71,979,751)                                                $  61,760,492

CALL OPTIONS WRITTEN (3.07)%
(PREMIUMS RECEIVED $1,527,999)                                       (1,793,800)

LIABILITIES, LESS CASH AND OTHER ASSETS (2.76)%                      (1,607,536)
                                                                  --------------
NET ASSETS  100.00%                                               $  58,359,156
                                                                  ==============

SEE NOTES TO PORTFOLIO HOLDINGS                       FINANCIAL SERVICES FUND  3

Burnham Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                     NUMBER OF
                                                     CONTRACTS         VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN  (3.07)%
       American Capital Agency Corp. Calls
       @ 20 due Dec 08                                  140       $      (8,400)
                                                                  --------------
       Ameriprise Financial, Inc. Calls
       @ 50 due Mar 09                                  250             (32,500)
                                                                  --------------
       Annaly Capital Management, Inc. Calls
       @ 15 due Oct 08                                  500             (27,500)
       @ 16 due Jan 09                                  500             (38,500)
       @ 17.5 due Oct 08                                500              (5,000)
                                                                  --------------
                                                                        (71,000)
                                                                  --------------
       Anworth Mortgage Asset Corp. Calls
       @ 7.5 due Oct 08                                 400              (2,000)
                                                                  --------------
       Assured Guaranty Ltd. Calls
       @ 12.5 due Oct 08                                100             (39,000)
       @ 15 due Jan 09                                  100             (38,000)
       @ 17.5 due Oct 08                                100              (9,500)
       @ 17.5 due Jan 09                                200             (55,000)
       @ 25 due Oct 08                                  100                (500)
       @ 30 due Jan 09                                  150              (3,750)
                                                                  --------------
                                                                       (145,750)
                                                                  --------------
       Charles Schwab Corp. Calls
       @ 25 due Jan 09                                  500            (135,000)
                                                                  --------------
       Citigroup Inc. Calls
       @ 22.5 due Jan 09                                250             (57,500)
       @ 32.5 due Jan 09                                200              (5,200)
                                                                  --------------
                                                                        (62,700)
                                                                  --------------
       Invesco Ltd. Calls
       @ 25 due Jan 09                                  100             (10,000)
       @ 30 due Oct 08                                  300              (3,750)
                                                                  --------------
                                                                        (13,750)
                                                                  --------------
       Investors Bancorp, Inc. Calls
       @ 15 due Oct 08                                  100              (2,500)
       @ 15 due Jan 09                                  250             (23,750)
                                                                  --------------
                                                                        (26,250)
                                                                  --------------
       Janus Capital Group Inc. Calls
       @ 22.5 due Dec 08                                125             (35,000)
       @ 22.5 due Jan 09                                125             (33,750)
                                                                  --------------
                                                                        (68,750)
                                                                  --------------
       JPMorgan Chase & Co. Calls
       @ 45 due Jan 09                                  250            (162,500)
       @ 47.5 due Jan 09                                125             (63,750)
       @ 50 due Jan 09                                  375            (150,000)
                                                                  --------------
                                                                       (376,250)
                                                                  --------------
       Merrill Lynch & Co., Inc. Calls
       @ 30 due Nov 08                                  250             (27,250)
                                                                  --------------
       MetLife, Inc. Calls
       @ 55 due Jan 09                                  250            (110,000)
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS         VALUE
--------------------------------------------------------------------------------

       MFA Mortgage Investments, Inc. Calls
       @ 7.5 due Oct 08                                 200       $      (1,000)
                                                                  --------------
       Morgan Stanley Calls
       @ 26 due Oct 08                                  250             (55,000)
       @ 30 due Nov 08                                  250             (38,750)
                                                                  --------------
                                                                        (93,750)
                                                                  --------------
       National City Corp. Calls
       @ 5 due Oct 08                                   225              (3,375)
       @ 7 due Oct 08                                   250              (1,250)
       @ 7.5 due Jan 09                                 250              (3,750)
                                                                  --------------
                                                                         (8,375)
                                                                  --------------
       Och-Ziff Capital Management Group,
       Class A Calls
       @ 15 due Dec 08                                  125              (5,000)
       @ 17.5 due Dec 08                                125              (2,500)
                                                                  --------------
                                                                         (7,500)
                                                                  --------------
       PacWest Bancorp Calls
       @ 25 due Dec 08                                  150             (58,500)
       @ 30 due Dec 08                                  150             (36,000)
                                                                  --------------
                                                                        (94,500)
                                                                  --------------
       People's United Financial, Inc. Calls
       @ 17.5 due Oct 08                                500             (62,500)
       @ 17.5 due Nov 08                                500            (100,000)
       @ 20 due Nov 08                                  100              (3,000)
       @ 20 due Jan 09                                  500             (52,500)
       @ 20 due Feb 09                                  300             (36,000)
       @ 22.5 due Jan 09                                100              (3,500)
                                                                  --------------
                                                                       (257,500)
                                                                  --------------
       SLM Corp. Calls
       @ 15 due Nov 08                                  125             (10,625)
       @ 15 due Jan 09                                  250             (22,500)
       @ 17.5 due Nov 08                                125              (6,250)
       @ 17.5 due Jan 09                                250             (11,250)
                                                                  --------------
                                                                        (50,625)
                                                                  --------------
       TCF Financial Corp. Calls
       @ 15 due Oct 08                                  125             (46,250)
       @ 17.5 due Jan 09                                125             (32,500)
                                                                  --------------
                                                                        (78,750)
                                                                  --------------
       The Chubb Corporation Calls
       @ 50 due Jan 09                                  100             (48,000)
                                                                  --------------
       Webster Financial Corp. Calls
       @ 20 due Oct 08                                  112             (39,200)
       @ 22.5 due Jan 09                                125             (35,000)
                                                                  --------------
                                                                        (74,200)
                                                                  --------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $1,527,999)                                  $  (1,793,800)
                                                                  ==============

4   FINANCIAL SERVICES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT SEPTEMBER 30, 2008, BASED ON SECURITIES OWNED WAS $71,979,751. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2008 WAS $1,539,192 AND ($11,758,451), RESPECTIVELY.

*    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A    ALL OR A PORTION OF SECURITY OUT ON LOAN.
B INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 9.71%.
C INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,489,406, REPRESENTING 2.55% OF NET ASSETS.
D REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.
E SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.
F    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.


SEE NOTES TO PORTFOLIO HOLDINGS                       FINANCIAL SERVICES FUND  5

Burnham Financial Industries Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                  NUMBER OF
                                                   SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  97.82%
(PERCENTAGE OF NET ASSETS)
BANKS  13.81%
BANKS - REGIONAL  12.65%
       Alliance Financial Corp.+                     33,635       $     773,605
       Bancorp Rhode Island, Inc.+                   44,632           1,283,170
       Fifth Third Bancorp(f)                       300,000           3,570,000
       First Horizon National Corp.(f)              150,000           1,404,000
       National City Corp.(f)                       150,000             262,500
       PacWest Bancorp(f)                            30,000             857,700
       TCF Financial Corp.(f)                        57,500           1,035,000
       The South Financial Group, Inc.               35,000             256,550
       Webster Financial Corp.,(+,f)                 48,800           1,232,200
                                                                  --------------
                                                                     10,674,725
                                                                  --------------
DIVERSIFIED BANKS  1.16%
       Comerica Inc.(f)                              30,000             983,700
                                                                  --------------
TOTAL BANKS (COST: $12,862,437)                                      11,658,425
                                                                  --------------
DIVERSIFIED FINANCIALS  67.08%
ASSET MANAGEMENT & CUSTODY BANKS  17.98%
       Ameriprise Financial, Inc.(+,f)               60,000           2,292,000
       Eaton Vance Corp.(f)                          40,000           1,409,200
       Federated Investors, Inc., Class B(f)        102,600           2,960,010
       Invesco Ltd.(f)                               50,000           1,049,000
       Janus Capital Group Inc.(f)                  174,800           4,244,144
       Och-Ziff Capital Management Group,
       Class A(f)                                    25,000             292,250
       The Bank of New York Mellon Corp.(f)          90,000           2,932,200
                                                                  --------------
                                                                     15,178,804
                                                                  --------------
CONSUMER FINANCE  1.10%
     * SLM Corp.(f)                                  75,000             925,500
                                                                  --------------
INVESTMENT BANKING & BROKERAGE  10.42%
       Charles Schwab Corp.(f)                      100,000           2,600,000
       Lazard Ltd., Class A(f)                       75,000           3,207,000
       Merrill Lynch & Co., Inc.(f)                  50,000           1,265,000
       Morgan Stanley(f)                             75,000           1,725,000
                                                                  --------------
                                                                      8,797,000
                                                                  --------------
LIFE & HEALTH INSURANCE  8.61%
       Aflac, Inc.(f)                                40,000           2,350,000
       MetLife, Inc.(f)                              75,000           4,200,000
       Prudential Financial, Inc.(f)                 10,000             720,000
                                                                  --------------
                                                                      7,270,000
                                                                  --------------
MULTI-LINE INSURANCE  1.63%
       Assurant, Inc.(f)                             25,000           1,375,000
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  7.19%
       Citigroup Inc.(+,f)                          125,000           2,563,750
       JPMorgan Chase & Co.(f)                       75,000           3,502,500
                                                                  --------------
                                                                      6,066,250
                                                                  --------------
                                                  NUMBER OF
                                                   SHARES             VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE  4.68%
       Assured Guaranty Ltd.(a,f)                    70,000       $   1,138,200
       The Chubb Corporation(f)                      10,000             549,000
       The Travelers Companies, Inc.(f)              50,000           2,260,000
                                                                  --------------
                                                                      3,947,200
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS  15.47%
       American Capital Agency Corp.(+,f)           393,250           6,811,090
       Annaly Capital Management, Inc.(f)           300,000           4,035,000
       Anworth Mortgage Asset Corp.(f)               20,000             118,400
       Capstead Mortgage Corp.                       50,000             547,500
       MFA Mortgage Investments, Inc.(+,f)          238,019           1,547,124
                                                                  --------------
                                                                     13,059,114
                                                                  --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $58,767,296)                     56,618,868
                                                                  --------------
THRIFTS & MORTGAGE FINANCE  16.93%
THRIFTS & MORTGAGE FINANCE  16.93%
     * FirstFed Financial Corp.(f)                  115,000             901,600
     * Investors Bancorp, Inc.(f)                   165,000           2,483,250
       People's United Financial, Inc.(f)           190,000           3,657,500
       Rome Bancorp, Inc.                               490               5,145
       Sovereign Bancorp, Inc.(f)                   250,000             987,500
       TFS Financial Corp.(+)                       500,000           6,260,000
                                                                 --------------
                                                                     14,294,995
                                                                  --------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $14,609,741)                                                  14,294,995
                                                                  --------------
TOTAL COMMON STOCKS (COST: $86,239,474)                              82,572,288
                                                                  --------------
                                                    FACE
                                                   VALUE
                                                -----------
SHORT-TERM INSTRUMENTS(b)  16.11%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT  0.12%
       Eastern Bank
       4.20%, 11/28/08                          $   100,000             100,000
                                                                  --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                  --------------
INVESTMENT TRUST  0.05%
       Securities Lending Investment Fund,
       a series of the Brown Brothers
       Investment Trust(c,d)                         39,600              39,600
                                                                  --------------
TOTAL INVESTMENT TRUST (COST: $39,600)                                   39,600
                                                                  --------------
TIME DEPOSIT  15.94%
       Citibank
       3.57%, 10/01/08                           13,455,227          13,455,227
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $13,455,227)                               13,455,227
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $13,594,827)                     13,594,827
                                                                  --------------


6   FINANCIAL SERVICES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Financial Industries Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)


                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 113.93%
(COST $99,834,301)                                                $  96,167,115

SHORT SALES (10.88)%
(PROCEEDS $8,515,390)                                                (9,183,198)

CALL OPTIONS WRITTEN (5.22)%
(PREMIUMS RECEIVED $4,333,708)                                       (4,409,810)

PUT OPTIONS WRITTEN (0.31)%
(PREMIUMS RECEIVED $275,080)                                           (261,375)

CASH AND OTHER ASSETS, LESS LIABILITIES 2.48%                         2,094,895
                                                                  --------------
NET ASSETS  100.00%                                               $  84,407,627
                                                                  ==============
                                                  NUMBER OF
                                                   SHARES
                                                  ---------
SHORT SALES  (10.88)%
     * AmeriCredit Corp.(g)                          50,000            (506,500)
       Community Bank System, Inc.                   15,000            (377,250)
       First Commonwealth Financial Corp.            25,000            (336,750)
       HCC Insurance Holdings, Inc.                   7,500            (202,500)
     * KBW, Inc.                                     11,700            (385,398)
       Marshall & Ilsley Corp.(g)                    40,000            (806,000)
       National Penn Bancshares, Inc.                50,000            (730,000)
       Popular, Inc.(g)                              40,000            (331,600)
       Raymond James Financial, Inc.(g)              25,000            (824,500)
       SunTrust Banks, Inc.(g)                       10,000            (449,900)
       The PNC Financial Services
        Group, Inc.(g,h)                             12,500            (933,750)
       Umpqua Holdings Corp.(g)                      50,000            (735,500)
       United Bankshares, Inc.                       30,000          (1,050,000)
       Wells Fargo & Co.(g)                          25,000            (938,250)
       Westamerica Bancorporation(g)                 10,000            (575,300)
                                                                  --------------
TOTAL SHORT SALES (PROCEEDS: $8,515,390)                             (9,183,198)
                                                                  --------------
                                                  NUMBER OF
                                                  CONTRACTS
                                                  ---------
CALL OPTIONS WRITTEN  (5.22)%
       Aflac, Inc. Calls
       @ 55 due Nov 08                               200                (90,000)
       @ 60 due Jan 09                               200                (62,000)
                                                                  --------------
                                                                       (152,000)
                                                                  --------------
       American Capital Agency Corp. Calls
       @ 20 due Dec 08                               140                 (8,400)
                                                                  --------------
       Ameriprise Financial, Inc. Calls
       @ 45 due Oct 08                               150                 (1,500)
       @ 50 due Jan 09                               125                (10,937)
       @ 50 due Mar 09                               250                (32,500)
                                                                  --------------
                                                                        (44,937)
                                                                  --------------

                                                    NUMBER OF
                                                    CONTRACTS         VALUE
--------------------------------------------------------------------------------
       Annaly Capital Management, Inc. Calls
       @ 15 due Oct 08                                1,250       $     (68,750)
       @ 16 due Jan 09                                1,000             (77,000)
       @ 17.5 due Oct 08                                250              (2,500)
       @ 17.5 due Jan 09                                500             (30,000)
                                                                  --------------
                                                                       (178,250)
                                                                  --------------
       Anworth Mortgage Asset Corp. Calls
       @ 7.5 due Oct 08                                 200              (1,000)
                                                                  --------------
       Assurant, Inc. Calls
       @ 55 due Nov 08                                  125             (43,750)
       @ 60 due Jan 09                                  125             (33,750)
                                                                  --------------
                                                                        (77,500)
                                                                  --------------
       Assured Guaranty Ltd. Calls
       @ 12.5 due Oct 08                                100             (39,000)
       @ 15 due Jan 09                                  100             (38,000)
       @ 17.5 due Oct 08                                100              (9,500)
       @ 17.5 due Jan 09                                200             (55,000)
       @ 25 due Oct 08                                  100                (500)
       @ 30 due Jan 09                                   75              (1,875)
                                                                  --------------
                                                                       (143,875)
                                                                  --------------
       Charles Schwab Corp. Calls
       @ 25 due Jan 09                                  750            (202,500)
       @ 27.5 due Jan 09                                250             (16,250)
                                                                  --------------
                                                                       (218,750)
                                                                  --------------
       Citigroup Inc. Calls
       @ 22.5 due Jan 09                                250             (57,500)
       @ 32.5 due Jan 09                                100              (2,600)
                                                                  --------------
                                                                        (60,100)
                                                                  --------------
       Comerica Inc. Calls
       @ 30 due Oct 08                                  150             (73,500)
       @ 30 due Jan 09                                  150             (96,000)
                                                                  --------------
                                                                       (169,500)
                                                                  --------------
       Eaton Vance Corp. Calls
       @ 35 due Oct 08                                  100             (13,500)
       @ 35 due Nov 08                                  100             (26,500)
       @ 40 due Nov 08                                  100             (10,000)
       @ 40 due Feb 09                                  100             (22,500)
                                                                  --------------
                                                                        (72,500)
                                                                  --------------
       Federated Investors, Inc., Class B Calls
       @ 25 due Oct 08                                  400            (196,000)
       @ 30 due Oct 08                                  226             (36,160)
       @ 35 due Oct 08                                  200             (10,000)
       @ 40 due Oct 08                                  200              (4,000)
                                                                  --------------
                                                                       (246,160)
                                                                  --------------
       Fifth Third Bancorp Calls
       @ 15 due Nov 08                                1,500            (352,500)
       @ 15 due Jan 09                                  250             (67,500)
       @ 17.5 due Nov 08                                250             (37,500)
       @ 17.5 due Jan 09                              1,000            (210,000)
                                                                  --------------
                                                                       (667,500)
                                                                  --------------

SEE NOTES TO PORTFOLIO HOLDINGS                     FINANCIAL INDUSTRIES FUND  7

Burnham Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                     NUMBER OF
                                                     CONTRACTS        VALUE
--------------------------------------------------------------------------------
       First Horizon National Corp. Calls
       @ 10 due Nov 08                                  100       $     (20,500)
       @ 12.5 due Nov 08                                 50              (4,750)
                                                                  --------------
                                                                        (25,250)
                                                                  --------------
       FirstFed Financial Corp. Calls
       @ 10 due Oct 08                                  550             (82,500)
       @ 17.5 due Jan 09                                150             (12,000)
       @ 20 due Jan 09                                  150              (6,750)
       @ 25 due Jan 09                                  150              (2,250)
       @ 30 due Jan 09                                   75              (1,313)
       @ 35 due Jan 09                                   75              (1,125)
                                                                  --------------
                                                                       (105,938)
                                                                  --------------
       Invesco Ltd. Calls
       @ 22.5 due Oct 08                                200             (11,000)
       @ 30 due Oct 08                                  300              (3,750)
                                                                  --------------
                                                                        (14,750)
                                                                  --------------
       Investors Bancorp, Inc. Calls
       @ 15 due Oct 08                                1,200             (30,000)
       @ 15 due Jan 09                                  250             (23,750)
       @ 17.5 due Oct 08                                200              (3,000)
                                                                  --------------
                                                                        (56,750)
                                                                  --------------
       Janus Capital Group Inc. Calls
       @ 22.5 due Dec 08                                125             (35,000)
       @ 22.5 due Jan 09                                125             (33,750)
       @ 25 due Oct 08                                  498             (37,350)
       @ 25 due Dec 08                                  250             (40,000)
       @ 25 due Jan 09                                  250             (47,500)
       @ 30 due Dec 08                                  350             (14,000)
       @ 30 due Jan 09                                  150              (9,000)
                                                                  --------------
                                                                       (216,600)
                                                                  --------------
       JPMorgan Chase & Co. Calls
       @ 45 due Jan 09                                  250            (162,500)
       @ 47.5 due Jan 09                                125             (63,750)
       @ 50 due Jan 09                                  375            (150,000)
                                                                  --------------
                                                                       (376,250)
                                                                  --------------
       Lazard Ltd., Class A Calls
       @ 40 due Dec 08                                  375            (195,000)
       @ 45 due Dec 08                                  125             (38,750)
       @ 45 due Mar 09                                  250            (107,500)
                                                                  --------------
                                                                       (341,250)
                                                                  --------------
       Merrill Lynch & Co., Inc. Calls
       @ 30 due Nov 08                                  250             (27,250)
                                                                  --------------
       MetLife, Inc. Calls
       @ 55 due Jan 09                                  250            (110,000)
       @ 65 due Jan 09                                  200             (20,000)
       @ 70 due Jan 09                                  250             (11,250)
                                                                  --------------
                                                                       (141,250)
                                                                  --------------
       MFA Mortgage Investments, Inc. Calls
       @ 7.5 due Oct 08                                 100                (500)
                                                                  --------------
                                                     NUMBER OF
                                                     CONTRACTS        VALUE
--------------------------------------------------------------------------------
       Morgan Stanley Calls
       @ 26 due Oct 08                                  250       $     (55,000)
       @ 30 due Nov 08                                  250             (38,750)
       @ 35 due Nov 08                                  250             (12,500)
                                                                  --------------
                                                                       (106,250)
                                                                  --------------
       National City Corp. Calls
       @ 5 due Oct 08                                   250              (3,750)
       @ 7 due Oct 08                                   125                (625)
       @ 7.5 due Jan 09                                 125              (1,875)
                                                                  --------------
                                                                         (6,250)
                                                                  --------------
       Och-Ziff Capital Management Group,
       Class A Calls
       @ 15 due Dec 08                                  125              (5,000)
       @ 17.5 due Dec 08                                125              (2,500)
                                                                  --------------
                                                                         (7,500)
                                                                  --------------
       PacWest Bancorp Calls
       @ 25 due Dec 08                                  150             (58,500)
       @ 30 due Dec 08                                  150             (36,000)
                                                                  --------------
                                                                        (94,500)
                                                                  --------------
       People's United Financial, Inc. Calls
       @ 17.5 due Oct 08                                500             (62,500)
       @ 17.5 due Nov 08                                250             (50,000)
       @ 20 due Nov 08                                   50              (1,500)
       @ 20 due Jan 09                                  250             (26,250)
       @ 20 due Feb 09                                  800             (96,000)
       @ 22.5 due Jan 09                                 50              (1,750)
                                                                  --------------
                                                                       (238,000)
                                                                  --------------
       Prudential Financial, Inc. Calls
       @ 75 due Jan 09                                   50             (43,500)
       @ 105 due Jan 09                                  50              (5,750)
                                                                  --------------
                                                                        (49,250)
                                                                  --------------
       SLM Corp. Calls
       @ 15 due Nov 08                                  125             (10,625)
       @ 15 due Jan 09                                  250             (22,500)
       @ 17.5 due Nov 08                                125              (6,250)
       @ 17.5 due Jan 09                                250             (11,250)
                                                                  --------------
                                                                        (50,625)
                                                                  --------------
       Sovereign Bancorp, Inc. Calls
       @ 7.5 due Nov 08                               1,000             (50,000)
       @ 10 due Jan 09                                  300             (18,000)
                                                                  --------------
                                                                        (68,000)
                                                                  --------------
       TCF Financial Corp. Calls
       @ 15 due Oct 08                                  125             (46,250)
       @ 17.5 due Jan 09                                125             (32,500)
       @ 20 due Oct 08                                  325             (17,875)
                                                                 --------------
                                                                        (96,625)
                                                                  --------------

8   FINANCIAL INDUSTRIES FUND                    SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Financial Services Fund CONTINUED

PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                     NUMBER OF
                                                     CONTRACTS        VALUE
--------------------------------------------------------------------------------
       The Bank of New York Mellon Corp. Calls
       @ 35 due Oct 08                                  300       $     (63,000)
       @ 40 due Oct 08                                  300             (13,500)
       @ 40 due Jan 09                                  200             (37,000)
       @ 50 due Jan 09                                  100              (4,000)
                                                                  --------------
                                                                       (117,500)
                                                                  --------------
       The Chubb Corporation Calls
       @ 50 due Jan 09                                  100             (48,000)
                                                                  --------------
       The Travelers Companies, Inc. Calls
       @ 45 due Oct 08                                  100             (14,500)
       @ 50 due Jan 09                                  250             (46,250)
       @ 55 due Apr 09                                  150             (23,250)
                                                                  --------------
                                                                        (84,000)
                                                                  --------------
       Webster Financial Corp. Calls
       @ 20 due Oct 08                                  113             (39,550)
       @ 22.5 due Jan 09                                125             (35,000)
       @ 25 due Jan 09                                  125             (22,500)
                                                                  --------------
                                                                        (97,050)
                                                                  --------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $4,333,708)                                     (4,409,810)
                                                                  --------------
PUT OPTIONS WRITTEN  (0.31)%
       Americredit Corp. Puts
       @ 7.5 due Oct 08                                 250              (8,750)
       @ 10 due Oct 08                                  250             (36,250)
                                                                  --------------
                                                                        (45,000)
                                                                  --------------
       Marshall & Ilsley Corp. Puts
       @ 17.5 due Nov 08                                200             (40,000)
                                                                  --------------
       Popular, Inc. Puts
       @ 7.5 due Jan 09                                 200              (8,000)
                                                                  --------------
       Raymond James Financial, Inc. Puts
       @ 22.5 due Feb 09                                125             (11,250)
       @ 25 due Nov 08                                  125             (18,125)
                                                                  --------------
                                                                        (29,375)
                                                                  --------------
       SunTrust Banks, Inc. Puts
       @ 40 due Oct 08                                  100             (30,000)
                                                                  --------------
       The PNC Financial Services
       Group, Inc. Puts
       @ 67.5 due Oct 08                                125             (47,500)
                                                                  --------------
       Umpqua Holdings Corp. Calls
       @ 12.5 due Dec 08                                250             (45,000)
                                                                  --------------
       Wells Fargo & Co. Puts
       @ 27.5 due Oct 08                                125              (6,875)
       @ 30 due Oct 08                                  125              (9,375)
                                                                  --------------
                                                                        (16,250)
                                                                  --------------
       Westamerica Bancorporation Puts
       @ 50 due Oct 08                                   50                (250)
                                                                  --------------
TOTAL PUT OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $275,080)                                    $    (261,375)
                                                                  ==============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     THE TAX COST OF THE FUND AT JUNE 30, 2008, BASED ON SECURITIES OWNED WAS $99,834,301. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2008 WAS $3,147,409 AND ($6,814,595), RESPECTIVELY.


+    SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
     SHORT.
*    INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
A    ALL OR A PORTION OF SECURITY OUT ON LOAN.
B INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 16.06%.
C REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.
D SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.
E THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING A VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.
F    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.
G    SECURITIES OR PARTIAL SECURITIES ON WHICH PUT OPTIONS WERE WRITTEN.
H    PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.



SEE NOTES TO PORTFOLIO HOLDINGS                    FINANCIAL INDUSTRIES FUND   9

Burnham U.S. Government Money Market Fund

PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2008 - (UNAUDITED)

                                                    FACE
                                                   VALUE               VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS  99.95%
(PERCENTAGE OF NET ASSETS)
U.S. TREASURY OBLIGATIONS  49.55%
       U.S. Treasury Bills
       0.10%, 10/09/08                         $40,000,000        $  39,999,111
       0.25%, 10/23/08                          25,000,000           24,996,181
       0.50%, 11/06/08                          50,000,000           49,975,000
                                                                  --------------
                                                                    114,970,292
                                                                  --------------
       U.S. Treasury Notes
       4.875%, 5/31/09                          10,000,000           10,183,797
       4.875%, 6/30/09                          10,000,000           10,164,660
       4.875%, 8/15/09                          15,000,000           15,338,038
                                                                  --------------
                                                                     35,686,495
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST: $150,656,787)                                                150,656,787
                                                                  --------------
REPURCHASE AGREEMENTS  50.39%
       Bank of America Corp.,
       0.75% dated 9/30/08, to be
       repurchased at $5,200,108
       on 10/01/08 (collateralized by
       $5,123,242 GNMA, 6.50%
       due 9/20/38, value
       $5,304,001)                                5,200,000           5,200,000
                                                                  --------------
       JPMorgan Chase & Co.,
       0.90% dated 9/30/08, to be
       repurchased at $74,001,423
       on 10/01/08 (collateralized by
       $74,500,761 GNMA, 5.50%
       due 3/15/38-9/15/38, value
       $75,481,454)                              74,000,000          74,000,000
                                                                  --------------
       The Goldman Sachs Group, Inc.,
       1.00% dated 9/30/08, to be
       repurchased at $74,002,056
       on 10/01/08 (collateralized by
       $79,361,056 GNMA,
       3.08%-4.42% due 9/20/38,
       value $75,480,000)                        74,000,000          74,000,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(COST: $153,200,000)                                                153,200,000
                                                                  --------------
TIME DEPOSIT  0.01%
       Brown Brothers Harriman & Co.(a)
       3.57%, 10/01/08                               33,571              33,571
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $33,571)                                       33,571
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $303,890,358)                   303,890,358
                                                                  --------------

                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.95%
(COST $303,890,358)*                                              $ 303,890,358

CASH AND OTHER ASSETS, LESS LIABILITIES 0.05%                           154,743
                                                                  --------------
NET ASSETS  100.00%                                               $ 304,045,101
                                                                  ==============

*    AGGREGATE COST FOR FEDERAL TAX PURPOSES.
A SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

10  U.S. GOVERNMENT MONEY MARKET FUND            SEE NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2008 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1.   VALUING SECURITIES

     THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

     STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE (NOCP) ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST AVAILABLE OR OFFICIAL BID PRICE.

     BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

     MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

     REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE BOARD OF TRUSTEES CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

     OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN IN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

     EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, OPTIONS ARE VALUED AT THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

     FAIR VALUE PRICING

     EACH FUND (OTHER THAN THE MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND VALUES ITS SECURITIES BY A METHOD THAT THE BOARD OF TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. THESE DIFFERENCES CAN BE MATERIAL.

     SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES; CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

     SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS

     THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITYS TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2.   SECURITIES LENDING

     THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

     WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWERS BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.


                                                 NOTES TO PORTFOLIO HOLDINGS  11

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2008 (UNAUDITED)

     At September 30, 2008, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the funds received are as follows:

                                LOANED SECURITES      % OF       VALUE OF
                                   MARKET VALUE      ASSETS     COLLATERAL
                                ----------------     ------     ----------
     BURNHAM FUND                  $4,314,602        5.62%     $4,436,587

     BURNHAM FINANCIAL
       SERVICES FUND                  $77,616        0.13%        $79,200

     BURNHAM FINANCIAL
       INDUSTRIES FUND                $38,808        0.05%        $39,600

3.   RESTRICTED SECURITIES

     ALL FUNDS EXCEPT, BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS (RESTRICTED SECURITIES). AT SEPTEMBER 30, 2008, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (THE 1933 ACT). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO QUALIFIED INSTITUTIONAL BUYERS UNDER THE RULE 144A IF THE 1933 ACT.

     DESCRIPTION,
     DATE OF PURCHASE,
     % OF NET ASSETS                    SHARES          COST           VALUE
     -----------------                 -------       ----------     ----------
     BANK OF ATLANTA                   228,572       $1,600,004     $1,195,432
     05/08/06
     2.05%

     PEREGRINE
     HOLDINGS LTD.                     275,000         $293,974       $293,974
     05/31/02
     0.50%

4.   TRANSACTIONS WITH AFFILIATED SECURITIES

     DURING THE PERIOD, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

               VALUE AT   COST OF    COST OF    VALUE AT    REALIZED    DIVIDEND
AFFILIATE      12/31/07  PURCHASES    SALES      9/30/08  GAIN/(LOSS)    INCOME
---------      --------  ---------   -------    --------  -----------   --------
PEREGRINE
HOLDINGS LTD.  $292,793   $1,181       $--      $293,974     $--          $--

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED FAS 157 FAIR VALUE MEASUREMENTS (FAS 157 OR THE STATEMENT). FAS 157 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (GAAP), AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE CHANGES TO CURRENT PRACTICE RESULTING FROM THE APPLICATION OF THE STATEMENT RELATE TO THE DEFINITION OF FAIR VALUE, THE METHODS USED TO MEASURE FAIR VALUE, AND THE EXPANDED DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE STATEMENT ESTABLISHES A FAIR VALUE HIERARCHY THAT DISTINGUISHES BETWEEN (1) MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE FUNDS (OBSERVABLE INPUTS) AND (2) THE FUNDS OWN ASSUMPTIONS ABOUT MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES (UNOBSERVABLE INPUTS). THE THREE LEVELS DEFINED BY THE FAS 157 HIERARCHY ARE AS FOLLOWS:

     LEVEL I - QUOTED PRICES (UNADJUSTED) IN ACTIVE MARKETS FOR IDENTICAL ASSETS OR LIABILITIES THAT THE REPORTING ENTITY HAS THE ABILITY TO ACCESS AT THE MEASUREMENT DATE.

     LEVEL II - INPUTS OTHER THAN QUOTED PRICES INCLUDED WITHIN LEVEL 1 THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, EITHER DIRECTLY OR INDIRECTLY. LEVEL II ASSETS INCLUDE THE FOLLOWING: QUOTED PRICES FOR SIMILAR ASSETS OR LIABILITIES IN ACTIVE MARKETS, QUOTED PRICES FOR IDENTICAL OR SIMILAR ASSETS OR LIABILITIES IN MARKETS THAT ARE NOT ACTIVE, INPUTS OTHER THAN QUOTED PRICES THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, AND INPUTS THAT ARE DERIVED PRINCIPALLY FROM OR CORROBORATED BY OBSERVABLE MARKET DATA BY CORRELATION OR OTHER MEANS (MARKET-CORROBORATED INPUTS).

     LEVEL III - UNOBSERVABLE PRICING INPUT AT THE MEASUREMENT DATE FOR THE ASSET OR LIABILITY. UNOBSERVABLE INPUTS SHALL BE USED TO MEASURE FAIR VALUE TO THE EXTENT THAT OBSERVABLE INPUTS ARE NOT AVAILABLE.

     IN SOME INSTANCES, THE INPUTS USED TO MEASURE FAIR VALUE MIGHT FALL IN DIFFERENT LEVELS OF THE FAIR VALUE HIERARCHY. THE LEVEL IN THE FAIR VALUE HIERARCHY WITHIN WHICH THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY FALLS SHALL BE DETERMINED BASED ON THE LOWEST INPUT LEVEL THAT IS SIGNIFICANT TO THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY.

     THE FOLLOWING TABLE SUMMARIZES THE VALUATION OF EACH FUNDS SECURITIES USING THE FAIR VALUE HIERARCHY:

AT SEPTEMBER 30, 2008         TOTAL        LEVEL I      LEVEL II     LEVEL  III
---------------------      -----------   -----------  ------------  ------------
BURNHAM FUND

   INVESTMENTS             $80,450,846   $62,116,522  $18,334,324       $--

   DERIVATIVE LIABILITIES    (19,500)     (19,500)         --            --

BURNHAM FINANCIAL SERVICES FUND

   INVESTMENTS              61,760,492    54,221,323    6,049,763      1,489,406

   DERIVATIVE LIABILITIES   (1,793,800)   (1,787,550)      (6,250)       --

BURNHAM FINANCIAL INDUSTRIES FUND

   INVESTMENTS              96,167,115    82,572,288   13,594,827        --

   DERIVATIVE LIABILITIES  (13,854,383)  (13,827,008)     (27,375)       --

BURNHAM US GOVERNMENT MONEY MARKET FUND

   INVESTMENTS             303,890,358        --      303,890,358        --

     THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL III FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED SEPTEMBER 30, 2008:

                                                        LEVEL III
BURNHAM FINANCIAL SERVICES FUND                        ASSETS, NET
-------------------------------                        -----------
   BALANCE, JANUARY 1, 2008                            $ 1,892,797

   NET TRANSFERS IN / (OUT)                                  1,181

   REALIZED GAINS / (LOSSES)                                    --

   UNREALIZED GAINS / (LOSSES)                            (404,572)
                                                       -----------
   BALANCE, SEPTEMBER 30, 2008                         $ 1,489,406
                                                       ===========
6.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     IN MARCH 2008, STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (SFAS 161), WAS ISSUED AND IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER NOVEMBER 15, 2008. SFAS 161 REQUIRES ENHANCED DISCLOSURES TO PROVIDE INFORMATION ABOUT THE REASONS THE FUND INVESTS IN DERIVATIVE INSTRUMENTS, THE ACCOUNTING TREATMENT AND THE EFFECT DERIVATIVES HAVE ON FINANCIAL PERFORMANCE. MANAGEMENT IS CURRENTLY EVALUATING THE IMPACT THE ADOPTION OF SFAS 161 WILL HAVE ON THE FUNDS FINANCIAL STATEMENT DISCLOSURES.



12   NOTES TO PORTFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                BURNHAM INVESTORS TRUST


By:                         /S/ JON M. BURNHAM
                            ----------------------------------------------------
                            Jon M. Burnham, Chief Executive Officer

Date:                       OCTOBER 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                         /S/ JON M. BURNHAM
                            ----------------------------------------------------
                            Jon M. Burnham, Chief Executive Officer

Date:                       OCTOBER 29, 2008



By:                         /S/ MICHAEL E. BARNA
                            ----------------------------------------------------
                            Michael E. Barna, Chief Financial Officer

Date:                       OCTOBER 29, 2008